UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Address of principal executive offices) (Zip code)

Zachary P. Richmond
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Sterling Capital Enhanced Core Bond ETF

(SCEC) Cboe BZX Exchange, Inc.

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Sterling Capital Enhanced Core Bond ETF for the period of March 13, 2025 to December 31, 2025. You can find additional information about the Fund at https://sterlingcapital.com/investments/exchange-traded-funds/scec/#materials. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the period since inception?

(based on a hypothetical $10,000 investment)

The expenses reflect the period of March 13, 2025 (commencement of operations) to December 31, 2025. Such expenses would be higher for the full reporting period.

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sterling Capital Enhanced Core Bond ETF	$24	0.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

From its inception date on March 13, 2025, through to the end of the fiscal period on December 31, 2025, the Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index. The period under review began with risk assets under pressure in the wake of new tariff announcements in April. Markets rebounded from their April lows as investors developed a renewed appetite for risk. This shift led to a decline in the risk premium investors demanded on various asset classes, including bonds. The Federal Reserve chose to lower the fed funds target rate in September, November, and December after signs of growing weakness in the labor market. This move put downward pressure on interest rates in general, which added to the Fund’s total return on an absolute basis. The Fund’s performance on an absolute basis also benefited from the high level of current income generated from high yields on its holdings early in the period.

The Fund’s outperformance relative to its primary benchmark during the nine and a half-month period since inception was largely due to its above-benchmark exposure to securitized assets, including asset-backed securities (ABS), mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and collateralized loan obligations (CLOs). Investor demand for the attractive yields on these assets contributed to tighter spreads and higher prices relative to Treasuries. The Fund’s overweight exposure to BBB-rated and below-investment grade securities also contributed to returns on a relative basis, as these riskier assets outperformed.

The Fund’s below-benchmark investments in USD-denominated sovereign bonds weighed on relative performance, as a weaker dollar and improved appetite for risk boosted this sub-sector. The Fund’s slightly shorter duration relative to the benchmark also detracted on a relative basis as interest rates fell.

A Note on Indices: The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Sterling Capital Enhanced Core Bond ETF - NAV
Bloomberg U.S. Aggregate Bond Index
12,000
10,000
8,000
6,000
4,000
2,000
0
03/13/25
03/31/25
04/30/25
05/31/25
06/30/25
07/31/25
08/31/25
09/30/25
10/31/25
11/30/25
12/31/25

	Sterling Capital Enhanced Core Bond ETF - NAV	Bloomberg U.S. Aggregate Bond Index
03/13/25	$10,000	$10,000
03/31/25	$10,052	$10,047
04/30/25	$10,064	$10,086
05/31/25	$10,002	$10,014
06/30/25	$10,164	$10,168
07/31/25	$10,148	$10,141
08/31/25	$10,269	$10,262
09/30/25	$10,376	$10,374
10/31/25	$10,434	$10,439
11/30/25	$10,503	$10,504
12/31/25	$10,483	$10,489

Average Annual Total Returns

Since Inception (March 13, 2025)
Sterling Capital Enhanced Core Bond ETF - NAV	4.83%
Bloomberg U.S. Aggregate Bond Index	4.89%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call .

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	29.8%
Corporate Bonds	29.9%
Preferred Stocks	0.2%
U.S. Government & Agencies	28.3%
U.S. Treasury Bonds & Notes	11.8%

Fund Statistics

Net Assets	$487,885,459
Number of Portfolio Holdings	284
Advisory Fee	$1,264,021
Portfolio Turnover	67%

Material Fund Changes

At a meeting held on October 23, 2025, the Board of Trustees (the “Board”) of Capitol Series Trust (the “Trust”) approved a proposed Agreement and Plan of Reorganization (the “Reorganization”) of the Fund into a fund of the same name, a newly created series of Sterling Capital Funds (the “Acquiring Fund”), whereby the Acquiring Fund will acquire the assets and assume the liabilities of the Fund. The proposed Reorganization is subject to shareholder approval and certain other conditions. Sterling Capital Management LLC (“Sterling Capital”), the investment adviser of the Fund, will serve as the adviser of the Acquiring Fund following the Reorganization.

The Acquiring Fund will have the same investment objective and substantially similar principal investment strategies and principal risks as the Fund. The same portfolio managers of the Fund, who are employees of Sterling Capital, will continue to be responsible for the day-to-day management of the Acquiring Fund. Sterling Capital will continue to handle the trading of portfolio securities for the Acquiring Fund. The management fee and expense ratio of the Acquiring Fund are expected to be the same as those of the Fund.

The proposed Reorganization will occur by transferring all of the assets and liabilities of the Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund. As a result, shareholders of the Fund will become shareholders of the Acquiring Fund and will receive shares of the Acquiring Fund with a value equal to the aggregate net asset value of their shares of the Fund held immediately prior to the Reorganization. The proposed Reorganization is expected to be a tax-free transaction for federal income tax purposes.

The Board of the Trust has determined that the Reorganization is in the best interests of the Fund and its shareholders, and that the interests of the Fund’s shareholders will not be diluted as a result of the Reorganization.

Sterling Capital Enhanced Core Bond ETF

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://sterlingcapital.com/investments/exchange-traded-funds/scec/#materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-SCEC

(b)	Not Applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1)	The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)	The audit committee financial expert is Lori Kaiser, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees billed to the registrant by its principal accountants for the most recent fiscal year:

Sterling Capital Enhanced Core Bond ETF:	FY 2025	$17,500

(b)	Audit-Related Fees billed to the registrant by its principal accountants for the most recent fiscal year:

Sterling Capital Enhanced Core Bond ETF:	FY 2025	$0

(c)	Tax Fees billed to the registrant by its principal accountants for the most recent fiscal year:

Sterling Capital Enhanced Core Bond ETF:	FY 2025	$3,500

Nature of the fees:	Preparation of the 1120 RIC and Excise review

(d)	All other fees billed to the registrant by its principal accountants for the most recent fiscal year:

Sterling Capital Enhanced Core Bond ETF:	FY 2025	$0

(e)(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2025	$3,500	$0

(h)	Not applicable. The auditor performed no services for the registrant’s investment advisers or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Certain series of the registrant that appear in the shareholder report included in Item 1 are listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee member is Lori Kaiser.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Sterling Capital Enhanced Core Bond ETF

SCEC

Annual Financial Statements

and Additional Information

December 31, 2025

1-888-228-1872

www.sterlingcapital.com/etf

LISTED ON THE CBOE BZX EXCHANGE, INC. (THE “EXCHANGE”)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an eﬀective prospectus. Nothing herein contained is to be considered an oﬀer of sale or solicitation of an oﬀer to buy shares of the Fund. Such oﬀering is made only by prospectus, which includes details as to oﬀering price and other material information.

Distributed by Northern Lights Distributors LLC

Member FINRA

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments

December 31, 2025

Shares		Fair Value
	PREFERRED STOCKS — 0.2%
	ASSET MANAGEMENT — 0.2%
37,100	Apollo Global Management, Inc., 7.24%	$977,214
	TOTAL PREFERRED STOCKS (Cost $966,538)	977,214

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 29.6%
	AUTO LOAN — 0.1%
250,000	Avis Budget Rental Car Funding AESOP, LLC Series 3A A(a)		5.2300	12/20/30	258,200
155,000	Enterprise Fleet Financing 2024-3, LLC Series 3 A4(a)		5.0600	03/20/31	158,736
					416,936
	COLLATERALIZED LOAN OBLIGATIONS — 3.3%
4,016,000	Ares XLIV CLO Ltd. Series 44A A1RR(a)(b)	TSFR3M + 1.130%	5.0350	04/15/34	4,014,442
2,275,056	Carlyle US CLO 2017-3 Ltd. Series 3A A1R2 3A(a)(b)	TSFR3M + 1.400%	5.2700	10/21/37	2,279,224
2,673,000	Dryden 53 CLO Ltd. Series 53A BR(a)(b)	TSFR3M + 1.300%	5.2050	01/15/31	2,670,987
4,182,000	LCM 33 Ltd. Series 33A AR(a)(b)	TSFR3M + 1.180%	5.0640	07/20/34	4,181,042
3,031,000	Neuberger Berman Loan Advisers CLO 41 Ltd. Series 41A AR(a)(b)	TSFR3M + 1.050%	4.9550	04/15/34	3,030,397
					16,176,092
	COLLATERALIZED MORTGAGE OBLIGATIONS — 23.2%
3,500,000	Avis Budget Rental Car Funding AESOP, LLC Series 4A A(a)		4.7700	02/20/29	3,541,084
200,000	BANK 2023-BNK46 Series BNK46 A4		5.7450	08/15/56	211,166
1,390,000	BANK5 2023-5YR1 Series 5YR1 A3		6.2600	04/15/56	1,442,036
4,150,000	BANK5 2023-5YR3 Series 5YR3 AS		7.3150	09/15/56	4,432,108
3,462,454	BANK5 2023-5YR4 Series 5YR4 A3		6.5000	12/15/56	3,645,397
200,000	BANK5 2023-5YR4 Series 5YR4 AS		7.2740	12/15/56	213,392
1,189,928	BANK5 2024-5YR5 Series 5YR5 A3		5.7020	02/15/29	1,234,245
3,340,000	BANK5 2025-5YR17 Series 5YR17 A3		5.2250	11/15/58	3,446,466
2,959,000	BANK5 2025-5YR18 Series 5YR18 A3		5.1450	12/15/58	3,044,239
2,202,000	BANK5 2025-5YR19 Series 5YR19 A3		5.2700	12/15/30	2,277,814
2,500,000	BANK5 Trust 2024-5YR6 Series 5YR6 A3		6.2250	05/15/57	2,635,819
2,000,000	BANK5 Trust 2024-5YR6 Series 5YR6 AS		6.7900	05/15/57	2,122,019
2,200,000	BBCMS Mortgage Trust 2024-5C25 Series 5C25 A3		5.9460	03/15/57	2,302,467
485,000	BBCMS Mortgage Trust 2024-5C25 Series 5C25 AS		6.3580	03/15/57	505,999

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)

December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
1,665,000	BBCMS Mortgage Trust 2025-5C36 Series 5C36 A3		5.5170	08/15/58	$1,738,172
2,414,000	BBCMS Mortgage Trust 2025-5C38 Series 5C38 A3		5.1460	11/15/58	2,485,460
1,141,000	Benchmark 2023-V2 Mortgage Trust Series V2 A3		5.8120	05/15/55	1,178,923
3,222,000	Benchmark 2023-V3 Mortgage Trust Series V3 A3		6.3630	07/15/56	3,370,645
2,165,000	Benchmark 2024-V5 Mortgage Trust Series V5 A3		5.8050	01/10/57	2,254,194
100,000	Benchmark 2024-V6 Mortgage Trust Series V6 A3		5.9260	03/15/57	104,541
1,750,000	Benchmark 2024-V6 Mortgage Trust Series V6 AS		6.3840	03/15/57	1,830,682
200,000	Benchmark 2024-V7 Mortgage Trust Series V7 A3		6.2280	05/15/56	211,212
3,500,000	Benchmark 2024-V9 Mortgage Trust Series V9 A3		5.6020	08/15/57	3,639,208
900,000	Benchmark 2025-V16 Mortgage Trust Series V16 A3		5.4390	08/15/57	936,028
4,271,000	Benchmark 2025-V18 Mortgage Trust Series V18 A3		5.1840	10/15/30	4,402,009
1,228,000	Benchmark 2025-V19 Mortgage Trust Series V19 A3		5.2490	01/15/58	1,269,533
3,260,000	BMO 2023-5C1 Mortgage Trust Series 5C1 A3		6.5340	08/15/56	3,414,858
2,234,000	BMO 2025-5C12 Mortgage Trust Series 5C12 A3		5.1800	10/15/58	2,295,371
1,461,000	BMO 2025-5C13 Mortgage Trust Series 5C13 A3		5.2270	12/15/58	1,505,198
285,000	CD 2016-CD2 Mortgage Trust Series CD2 A4		3.5260	11/10/49	278,639
880,000	CD 2017-CD3 Mortgage Trust Series CD3 A4		3.6310	02/10/50	859,448
5,000,000	CIFC Funding 2017-III Ltd. Series 3A AR(a)(b)	TSFR3M + 1.540%	5.4240	04/20/37	5,008,675
2,000,000	Citigroup Commercial Mortgage Trust 2018-B2 Series B2 A4		4.0090	03/10/51	1,991,108
1,300,000	COMM 2017-COR2 Mortgage Trust Series COR2 A3		3.5100	09/10/50	1,283,362
8,844,890	Freddie Mac REMICS Series 5243 B		3.5000	05/15/40	8,598,795
3,655,000	Hertz Vehicle Financing III, LLC Series 2A A(a)		5.5700	09/25/29	3,768,279
175,000	JPMCC Commercial Mortgage Securities Trust Series JP5 A5		3.7230	03/15/50	174,008

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)

December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
500,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C32 A4		3.7200	12/15/26	$496,111
2,581,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 5C2 A3		5.1070	11/15/30	2,647,694
300,000	Morgan Stanley Capital I 2017-HR2 Series HR2 A4		3.5870	12/15/50	296,533
1,282,000	Morgan Stanley Capital I Trust 2016-BNK2 Series BNK2 A4		3.0490	11/15/49	1,258,319
908,000	Morgan Stanley Capital I Trust 2018-H3 Series H3 A5		4.1770	07/15/51	906,982
4,500,000	OneMain Direct Auto Receivables Trust 2025-1 Series 1A A(a)		5.3600	04/16/35	4,667,688
3,740,000	PFS Financing Corporation Series B A(a)		4.8500	02/15/30	3,810,742
3,042,808	Progress Residential 2025-SFR1 Trust Series SFR1 A(a)		3.4000	02/17/42	2,921,794
2,550,000	Santander Drive Auto Receivables Trust 2025-1 Series 1 B		4.8800	03/17/31	2,571,342
3,135,188	SMB Private Education Loan Trust 2024-A Series A A1A(a)		5.2400	03/15/56	3,193,453
739,000	VDCM Commercial Mortgage Trust 2025-AZ Series AZ C(a)(b)		5.8380	07/13/44	753,347
1,964,000	Wells Fargo Commercial Mortgage Trust 2025-5C5 Series 5C5 A3		5.5900	07/15/58	2,052,833
2,015,000	Wells Fargo Commercial Mortgage Trust 2025-5C6 Series 5C6 A3		5.1860	10/15/58	2,073,998
1,743,000	Wells Fargo Commercial Mortgage Trust 2025-5C7 Series 5C7 A3		5.2030	12/15/58	1,794,566
					113,098,001
	OTHER ASSET BACKED SECURITIES — 3.0%
4,463,000	Barings Equipment Finance, LLC 2025-A Series A A3(a)		4.8200	08/13/32	4,573,959
161,650	MVW 2024-2, LLC Series 2A A(a)		4.4300	03/20/42	162,172
1,950,000	OneMain Financial Issuance Trust 2023-1 Series 1A A(a)		5.5000	06/14/38	2,016,216
1,385,000	OneMain Financial Issuance Trust 2023-2 Series 2A A1(a)		5.8400	09/15/36	1,413,533
2,207,000	Stack Infrastructure Issuer, LLC Series 1A A2(a)		5.0000	05/25/50	2,183,970
2,299,000	Vantage Data Centers Issuer, LLC Series 2A A2(a)		5.2390	11/15/55	2,281,302
2,270,000	Vantage Data Centers, LLC Series 1A A2(a)		5.1320	08/15/55	2,247,586
					14,878,738
	TOTALASSET BACKED SECURITIES (Cost $143,634,356)				144,569,767

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)

December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 29.8%
	AEROSPACE & DEFENSE — 0.7%
632,000	BAE Systems plc(a)		5.1250	03/26/29	$650,482
638,000	Boeing Company (The)		6.2980	05/01/29	677,425
1,161,000	Boeing Company (The)		5.7050	05/01/40	1,186,197
71,000	Howmet Aerospace, Inc.		4.8500	10/15/31	73,005
471,000	Howmet Aerospace, Inc.		4.5500	11/15/32	473,260
					3,060,369
	ASSET MANAGEMENT — 1.4%
912,000	Apollo Debt Solutions BDC		6.9000	04/13/29	957,408
568,000	Ares Finance Co. III LLC(a)(b)	H15T5Y + 3.237%	4.1250	06/30/51	561,000
479,000	Ares Management Corporation		6.3750	11/10/28	507,092
1,124,000	BlackRock, Inc.		1.9000	01/28/31	1,010,922
1,385,000	Blackstone Secured Lending Fund		5.1250	01/31/31	1,368,410
843,000	Fortitude Group Holdings, LLC(a)		6.2500	04/01/30	878,697
637,000	FS KKR Capital Corp		3.1250	10/12/28	588,022
415,000	Goldman Sachs Private Credit Corporation(a)		5.8750	01/31/31	415,679
540,000	KKR Group Finance Company III, LLC(a)		5.1250	06/01/44	506,017
					6,793,247
	AUTOMOTIVE — 0.3%
1,014,000	Ford Motor Company		6.1000	08/19/32	1,045,246
289,000	Hyundai Capital America(a)		5.4000	06/23/32	299,721
					1,344,967
	BANKING — 4.9%
1,897,000	Bank of America Corporation(b)	SOFRRATE + 2.160%	5.0150	07/22/33	1,934,967
890,000	Bank of America Corporation(b)	SOFRRATE + 1.910%	5.2880	04/25/34	916,573
1,188,000	Bank of America Corporation(b)	SOFRRATE + 1.697%	5.7440	02/12/36	1,238,380
642,000	Barclays plc		5.0880	06/20/30	653,531
2,082,000	Citigroup, Inc.(b)	SOFRRATE + 1.422%	2.9760	11/05/30	1,984,026
974,000	Citigroup, Inc.(b)	H15T5Y + 3.001%	6.6250	05/15/74	990,248
539,000	Citizens Financial Group, Inc.(b)	SOFRRATE + 2.010%	5.8410	01/23/30	562,286
590,000	Comerica Inc.(b)	SOFRRATE + 2.155%	5.9820	01/30/30	615,603
943,000	Fifth Third Bancorp(b)	SOFRRATE + 1.660%	4.3370	04/25/33	922,119
706,000	Huntington Bancshares, Inc.(b)	SOFRRATE + 2.020%	6.2080	08/21/29	741,211

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
447,000	Huntington Bancshares, Inc.(b)	SOFRINDX + 1.870%	5.7090	02/02/35	$467,159
474,000	JPMorgan Chase & Co(b)	SOFRRATE + 1.635%	5.5760	07/23/36	490,510
1,868,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.310%	5.0120	01/23/30	1,915,516
1,215,000	JPMorgan Chase & Company(b)	SOFRRATE + 2.080%	4.9120	07/25/33	1,238,118
1,410,000	Macquarie Group Ltd.(a)(b)	SOFRRATE + 1.440%	2.6910	06/23/32	1,284,280
897,000	Mitsubishi UFJ Financial Group, Inc.(b)	H15T1Y + 0.970%	2.4940	10/13/32	804,108
1,083,000	Sumitomo Mitsui Financial Group, Inc.		2.1300	07/08/30	987,064
947,000	Toronto-Dominion Bank (The)(b)	USSW5 + 2.205%	3.6250	09/15/31	941,790
646,000	US Bancorp(b)	SOFRRATE + 1.600%	4.8390	02/01/34	650,940
1,077,000	Wells Fargo & Co.(b)	SOFRRATE + 210.000%	4.8970	07/25/33	1,094,057
1,251,000	Wells Fargo & Company(b)	TSFR3M+ 1.432%	2.8790	10/30/30	1,190,480
1,437,000	Wells Fargo & Company(b)	SOFRRATE + 1.740%	5.6050	04/23/36	1,506,738
1,103,000	Westpac Banking Corporation(b)	USISOA05 + 2.236%	4.3220	11/23/31	1,102,415
					24,232,119
	BEVERAGES — 0.2%
818,000	Bacardi Ltd. / Bacardi-Martini BV(a)		5.4000	06/15/33	829,048

	BIOTECH & PHARMA — 1.1%
1,187,000	Amgen, Inc.		5.2500	03/02/30	1,232,599
763,000	CSL Finance plc(a)		4.2500	04/27/32	750,307
720,000	Eli Lilly & Company Series X2 A		4.9000	02/12/32	744,715
166,000	Eli Lilly & Company		5.5500	10/15/55	167,295
1,600,000	Organon & Company / Organon Foreign Debt Co-Issuer(a)		5.1250	04/30/31	1,326,297
1,130,000	Zoetis, Inc.		5.0000	08/17/35	1,142,806
					5,364,019
	CABLE & SATELLITE — 0.4%
1,371,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.2500	01/15/34	1,167,028
542,000	Charter Communications Operating, LLC / Charter		6.1000	06/01/29	565,922
					1,732,950

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COMMERCIAL SUPPORT SERVICES — 0.1%
570,000	ADT Security Corporation (The)(a)		5.8750	10/15/33	$577,646

	COMMUNICATIONS — 0.1%
490,000	WULF Compute, LLC(a)		7.7500	10/15/30	505,194

	CONSTRUCTION MATERIALS — 0.3%
970,000	CRH America Finance, Inc.		5.0000	02/09/36	973,725
640,000	Eagle Materials, Inc.		5.0000	03/15/36	627,273
					1,600,998
	E-COMMERCE DISCRETIONARY — 0.3%
852,000	Amazon.com, Inc.		4.6500	11/20/35	848,888
1,051,000	Amazon.com, Inc.		2.8750	05/12/41	797,943
					1,646,831
	ELECTRIC UTILITIES — 2.5%
1,184,000	Alpha Generation, LLC(a)		6.2500	01/15/34	1,196,837
732,000	CenterPoint Energy Houston Electric, LLC		5.1500	03/01/34	748,823
805,000	CMS Energy Corporation		4.7000	03/31/43	704,373
948,000	DTE Electric Company		5.2500	05/15/35	974,882
1,289,000	Duke Energy Florida, LLC		6.2000	11/15/53	1,384,879
1,283,000	Duke Energy Progress, LLC		3.6000	09/15/47	958,422
1,063,000	Entergy Louisiana, LLC		5.7000	03/15/54	1,060,477
1,199,000	FirstEnergy Transmission, LLC(a)		4.7500	01/15/33	1,201,834
430,000	Nevada Power Company(b)	H15T5Y + 1.936%	6.2500	05/15/55	437,052
1,133,000	NextEra Energy Capital Holdings Inc		2.4400	01/15/32	1,009,687
703,000	NRG Energy, Inc.(a)		5.4070	10/15/35	702,635
786,000	Public Service Company of Colorado		5.3500	05/15/34	807,993
954,000	Sempra		3.8000	02/01/38	820,661
					12,008,555
	ELECTRICAL EQUIPMENT — 0.3%
1,436,000	Amphenol Corporation		4.6250	02/15/36	1,407,436

	FOOD — 0.2%
855,000	Kraft Heinz Foods Company		5.0000	06/04/42	785,049

	GAS & WATER UTILITIES — 0.2%
999,000	Southern Company Gas Capital Corporation		5.1000	09/15/35	1,009,383

	HEALTH CARE FACILITIES & SERVICES — 0.5%
799,000	CVS Health Corporation		6.0500	06/01/54	794,944
822,000	HCA, Inc.		5.5000	06/01/33	855,823
661,000	IQVIA, Inc.		6.2500	02/01/29	697,169
					2,347,936
	HOME CONSTRUCTION — 0.6%
468,000	DR Horton, Inc.		4.8500	10/15/30	478,364
487,000	Meritage Homes Corporation(a)		3.8750	04/15/29	478,519
685,000	Meritage Homes Corporation		5.6500	03/15/35	700,232

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
641,000	New Home Company, Inc. (The)(a)		9.2500	10/01/29	$669,791
456,000	New Home Company, Inc. (The)(a)		8.5000	11/01/30	470,183
					2,797,089
	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
836,000	Jane Street Group / JSG Finance, Inc.(a)		7.1250	04/30/31	878,930
417,000	Jane Street Group / JSG Finance, Inc.(a)		6.7500	05/01/33	435,538
1,583,000	Morgan Stanley(b)	SOFRRATE + 1.200%	2.5110	10/20/32	1,420,359
1,777,000	Morgan Stanley(b)	SOFRRATE + 1.870%	5.2500	04/21/34	1,830,082
					4,564,909
	INSURANCE — 1.9%
747,000	American National Group, Inc.		6.0000	07/15/35	757,992
1,291,000	Athene Holding Ltd.		5.8750	01/15/34	1,339,162
696,000	Athene Holding Ltd.(b)	H15T5Y + 2.607%	6.6250	10/15/54	696,274
516,000	Enstar Group Ltd.		3.1000	09/01/31	464,434
675,000	GA Global Funding Trust(a)		5.5000	01/08/29	694,210
673,000	Global Atlantic Fin Company(a)		6.7500	03/15/54	688,140
637,000	Lincoln National Corporation		5.3500	11/15/35	642,978
460,000	Ohio National Financial Services, Inc.(a)		6.8000	01/24/30	463,602
1,046,000	Panther Escrow Issuer, LLC(a)		7.1250	06/01/31	1,084,574
485,000	RGA Global Funding(a)		5.5000	01/11/31	504,818
464,000	SBL Holdings, Inc.(a)		7.2000	10/30/34	449,511
783,000	SBL Holdings, Inc.(a)(b)	H15T5Y + 5.620%	6.5000	11/13/74	748,322
569,000	Transatlantic Holdings, Inc.		8.0000	11/30/39	712,531
					9,246,548
	INTERNET MEDIA & SERVICES — 0.6%
1,196,000	Beignet Investor, LLC(a)		6.5810	05/30/49	1,264,661
764,000	Meta Platforms, Inc.		4.6000	11/15/32	770,362
851,000	Meta Platforms, Inc.		5.4000	08/15/54	792,407
					2,827,430
	LEISURE PRODUCTS — 0.1%
254,000	Mattel, Inc.(a)		3.7500	04/01/29	247,939
227,000	Mattel, Inc.		5.0000	11/17/30	228,642
					476,581
	MACHINERY — 0.1%
677,000	Caterpillar, Inc.		5.2000	05/15/35	702,131

	MEDICAL EQUIPMENT & DEVICES — 0.3%
820,000	Baxter International, Inc.		2.5390	02/01/32	714,755
816,000	GE HealthCare Technologies, Inc.		5.8570	03/15/30	863,226
					1,577,981

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	METALS & MINING — 0.6%
690,000	Anglo American Capital plc(a)		6.0000	04/05/54	$694,979
1,374,000	Freeport-McMoRan, Inc.		5.4500	03/15/43	1,331,161
967,000	Glencore Funding, LLC(a)		5.6730	04/01/35	1,010,383
					3,036,523
	OIL & GAS PRODUCERS — 2.2%
585,000	Aker BP ASA(a)		3.7500	01/15/30	566,331
489,000	APA Corporation		6.7500	02/15/55	488,359
415,000	Ascent Resources Utica Holdings, LLC / ARU Finance(a)		6.6250	10/15/32	430,567
240,000	Buckeye Partners, L.P.(a)		6.7500	02/01/30	252,079
685,000	Civitas Resources, Inc.(a)		9.6250	06/15/33	740,035
924,000	Crescent Energy Finance, LLC(a)		8.3750	01/15/34	918,410
487,000	Diamondback Energy, Inc.		5.4000	04/18/34	498,813
805,000	DT Midstream, Inc.(a)		4.1250	06/15/29	794,767
845,000	MPLX, L.P.		4.5000	04/15/38	770,987
666,000	Ovintiv, Inc.		6.2500	07/15/33	706,801
836,000	Permian Resources Operating LLC(a)		5.8750	07/01/29	843,650
707,000	Pioneer Natural Resources Company		1.9000	08/15/30	640,657
710,000	Plains All American Pipeline, L.P. / PAA Finance		5.6000	01/15/36	718,620
644,000	Sunoco, L.P. / Sunoco Finance Corporation		4.5000	05/15/29	632,722
941,000	Venture Global Plaquemines LNG, LLC(a)		6.1250	12/15/30	958,808
765,000	Woodside Finance Ltd.		6.0000	05/19/35	797,125
					10,758,731
	REAL ESTATE INVESTMENT TRUSTS — 1.5%
878,000	Extra Space Storage, L.P.		4.9500	01/15/33	889,423
472,000	Global Net Lease, Inc.(a)		4.5000	09/30/28	464,341
480,000	Global Net Lease, Inc. / Global Net Lease(a)		3.7500	12/15/27	467,757
559,000	Invitation Homes Operating Partnership, L.P.		4.1500	04/15/32	542,854
1,217,000	Iron Mountain, Inc.(a)		4.5000	02/15/31	1,160,979
721,000	LXP Industrial Trust		2.7000	09/15/30	662,309
801,000	Phillips Edison Grocery Center Operating		4.9500	01/15/35	792,527
689,000	Prologis Targeted US Logistics Fund, L.P.(a)		5.5000	04/01/34	717,562
944,000	Store Capital, LLC		2.7500	11/18/30	860,905
750,000	Tanger Properties, L.P.		2.7500	09/01/31	679,967
					7,238,624
	RETAIL - CONSUMER STAPLES — 0.1%
569,000	Kroger Company (The)		5.0000	09/15/34	572,362

	RETAIL - DISCRETIONARY — 0.5%
876,000	Bath & Body Works, Inc.		6.8750	11/01/35	887,132
877,000	Lowe’s Companies, Inc.		1.7000	10/15/30	779,478
820,000	Macy’s Retail Holdings, LLC(a)		5.8750	03/15/30	828,219
					2,494,829

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	SEMICONDUCTORS — 1.2%
1,148,000	Broadcom, Inc.(a)		4.9260	05/15/37	$1,133,573
1,005,000	Entegris Escrow Corporation(a)		4.7500	04/15/29	1,008,193
1,039,000	Foundry JV Holdco, LLC(a)		6.1500	01/25/32	1,101,832
309,000	Intel Corporation		3.7340	12/08/47	220,708
842,000	Intel Corporation		4.9000	08/05/52	697,968
1,211,000	Microchip Technology, Inc.		5.0500	02/15/30	1,236,109
					5,398,383
	SOFTWARE — 0.5%
1,185,000	Oracle Corporation		5.8750	09/26/45	1,070,797
925,000	Oracle Corporation		6.1250	08/03/65	820,429
704,000	Synopsys, Inc.		5.0000	04/01/32	719,940
					2,611,166
	SPECIALTY FINANCE — 1.8%
480,000	AerCap Ireland Capital DAC		6.1500	09/30/30	513,570
936,000	Aircastle Ltd. / Aircastle Ireland DAC(a)		5.0000	09/15/30	946,326
940,000	Ally Financial, Inc.(b)	SOFRRATE + 1.730%	5.5430	01/17/31	962,290
900,000	American Express Company(b)	SOFRINDX + 1.320%	5.4420	01/30/36	935,204
815,000	Ladder Capital Finance Holdings LLLP / Ladder(a)		7.0000	07/15/31	864,693
413,000	OneMain Finance Corporation		7.8750	03/15/30	436,945
437,000	OneMain Finance Corporation		6.1250	05/15/30	446,584
474,000	OneMain Finance Corporation		7.1250	09/15/32	493,041
1,172,000	PennyMac Financial Services, Inc.(a)		6.7500	02/15/34	1,212,301
1,124,000	Starwood Property Trust, Inc.(a)		6.5000	10/15/30	1,172,668
591,000	Stonebriar A.B.F Issuer, LLC(a)		8.1250	12/15/30	608,706
					8,592,328
	STEEL — 0.3%
489,000	Commercial Metals Company(a)		5.7500	11/15/33	500,302
819,000	Steel Dynamics, Inc.		5.3750	08/15/34	850,638
					1,350,940
	TECHNOLOGY HARDWARE — 0.8%
619,000	Dell International, LLC / EMC Corporation		4.7500	10/06/32	619,056
813,000	Dell Technologies, Inc.		5.5000	04/01/35	838,033
891,000	Hewlett Packard Enterprise Company		4.4000	10/15/30	888,539
649,000	Hewlett Packard Enterprise Company		6.3500	10/15/45	666,223
761,000	Motorola Solutions, Inc.		4.8500	08/15/30	776,708
36,000	Motorola Solutions, Inc.		5.5500	08/15/35	37,434
					3,825,993
	TECHNOLOGY SERVICES — 0.4%
743,000	Gartner, Inc.(a)		4.5000	07/01/28	740,779
187,000	S&P Global, Inc.(a)		4.8000	12/04/35	186,496

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
534,000	Sabre GLBL, Inc.(a)		10.7500	11/15/29	$454,462
755,000	Verisk Analytics, Inc.		5.2500	03/15/35	768,713
					2,150,450
	TELECOMMUNICATIONS — 1.0%
327,000	APLD ComputeCo, LLC(a)		9.2500	12/15/30	321,008
739,000	AT&T, Inc.		4.3000	02/15/30	740,222
1,565,000	AT&T, Inc.		3.5000	06/01/41	1,232,278
436,000	Cipher Compute, LLC(a)		7.1250	11/15/30	444,604
806,000	Sprint Capital Corporation		8.7500	03/15/32	975,275
1,211,000	T-Mobile USA, Inc.		6.0000	06/15/54	1,237,418
344,000	Verizon Communications, Inc.		5.8750	11/30/55	340,109
					5,290,914
	TOBACCO & CANNABIS — 0.3%
846,000	B.A.T. Capital Corp.		6.4210	08/02/33	934,500
718,000	Philip Morris International, Inc.		5.1250	02/15/30	742,451
					1,676,951
	TRANSPORTATION & LOGISTICS — 0.6%
774,000	Burlington Northern Santa Fe, LLC		4.9500	09/15/41	748,773
810,000	Delta Air Lines, Inc.		5.2500	07/10/30	832,735
415,000	Stonepeak Nile Parent, LLC(a)		7.2500	03/15/32	439,687
848,000	United Airlines, Inc.(a)		4.6250	04/15/29	844,919
					2,866,114
	TOTAL CORPORATE BONDS (Cost $143,187,792)				145,302,724

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 28.1%
8,245,799	Fannie Mae Pool FA0642	2.5000	03/01/42	7,447,033
4,214,332	Fannie Mae Pool CA3823	4.0000	07/01/49	4,104,502
10,200,880	Fannie Mae Pool CB0737	3.0000	06/01/51	9,074,493
378,383	Fannie Mae Pool FS8708	4.0000	08/01/51	364,426
9,228,270	Fannie Mae Pool FM8686	2.5000	09/01/51	7,997,524
5,395,017	Fannie Mae Pool FS1133	4.0000	10/01/51	5,178,925
1,214,459	Fannie Mae Pool FM9464	3.0000	11/01/51	1,095,047
207,644	Fannie Mae Pool FS8108	2.5000	01/01/52	177,534
3,156,101	Fannie Mae Pool FA0543	2.5000	06/01/52	2,729,996
351,715	Fannie Mae Pool FS3809	4.5000	11/01/52	347,438
5,374,719	Fannie Mae Pool CB6081	5.5000	04/01/53	5,490,558
350,671	Fannie Mae Pool FS4571	5.5000	05/01/53	358,894
3,721,129	Fannie Mae Pool FA0202	5.5000	02/01/54	3,795,672
8,858,686	Fannie Mae Pool CB8755	6.0000	06/01/54	9,135,243
6,997,050	Fannie Mae Pool FS9801	5.5000	11/01/54	7,117,622
6,496,792	Freddie Mac Pool SD6920	4.0000	04/01/47	6,354,049
9,657,515	Freddie Mac Pool SD0739	3.5000	10/01/51	9,095,775

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
1,468,919	Freddie Mac Pool RA7191	3.5000	04/01/52	$1,364,756
6,788,802	Freddie Mac Pool SL0704	4.5000	03/01/53	6,707,663
4,583,233	Freddie Mac Pool SL1072	4.5000	04/01/53	4,508,161
5,763,697	Freddie Mac Pool SL0448	4.5000	04/01/53	5,659,906
3,045,260	Freddie Mac Pool SD2639	4.5000	04/01/53	3,004,226
8,772,746	Freddie Mac Pool SD3354	5.0000	06/01/53	8,784,589
349,319	Freddie Mac Pool SD3814	5.0000	08/01/53	349,784
5,851,081	Freddie Mac Pool SL0715	5.0000	10/01/54	5,866,917
6,812,638	Freddie Mac Pool QX0510	5.0000	12/01/54	6,812,469
3,761,197	Freddie Mac Pool SL0797	6.0000	02/01/55	3,889,581
3,239,076	Freddie Mac Pool SL0769	6.0000	02/01/55	3,374,180
4,634,582	Freddie Mac Pool SL1522	6.0000	02/01/55	4,825,217
2,255,626	Freddie Mac Pool SL1812	5.5000	08/01/55	2,315,925
				137,328,105
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $134,644,171)			137,328,105

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. TREASURY BONDS & NOTES — 11.7%
7,507,700	United States Treasury Bond	4.0000	02/15/34	7,485,998
23,377,200	United States Treasury Bond	2.5000	02/15/45	16,563,111
29,100,400	United States Treasury Bond	1.3750	08/15/50	14,315,464
15,409,800	United States Treasury Bond	4.2500	08/15/54	13,937,141
4,652,400	United States Treasury Inflation Indexed Bond	1.8750	07/15/35	4,706,516
				57,008,230
	TOTAL U.S. TREASURY BONDS & NOTES (Cost $57,729,345)			57,008,230

	TOTAL INVESTMENTS - 99.4% (Cost $480,162,202)			$485,186,040
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%			2,699,419
	NET ASSETS - 100.0%			$487,885,459

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the total market value of Rule 144A securities is $103,897,684 or 21.30% of net assets.
(b)	Variable rate security; the rate shown represents the rate on December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
December 31, 2025

H15T5Y — 5 Year Treasury Rate

SOFRINDX — Secured Overnight Financing Rate Index

SOFRRATE — Secured Overnight Financing Rate

TSFR3M — Chicago Mercantile Exchange Term Secured Overnight Finance Rate (3 Month)

USISOA05 — 5 Year Secured Overnight Financing Swap Rate

USSW5 — USD 5 Year Interest Rate Swap Rate

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF
Schedule of Futures Contracts
December 31, 2025

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
CBOT 2 Year US Treasury Note Future	85	03/31/2026	$17,753,712	$17,747,071	$(6,641)
CBOT 5-Year US Treasury Note	95	03/31/2026	10,418,840	10,383,945	(34,895)
Total Futures Contracts			$28,172,552	$28,131,016	$(41,536)

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF
Statement of Assets and Liabilities

December 31, 2025

Sterling Capital Enhanced Core Bond ETF
Assets:
Investments at fair value(a)	$485,186,040
Cash held for futures contract transactions(b)	746,392
Cash	2,577,422
Interest receivable	3,956,055
Total Assets	492,465,909
Liabilities:
Distributions payable	2,669,190
Payable for investments purchased	1,665,943
Unrealized depreciation on futures contracts	41,536
Accrued expenses and other payables:
Investment advisory fees	203,781
Total Liabilities	4,580,450
Net Assets	$487,885,459
Net Assets consist of:
Capital	$482,814,396
Total distributable earnings	5,071,063
Net Assets	$487,885,459
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)	19,300,000
Net asset value, oﬀering and redemption price per share	$25.28
(a) Investments, at cost	$480,162,202
(b) Cash held as collateral at broker

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF
Statement of Operations

For the Period ended December 31, 2025(a)

Sterling Capital Enhanced Core Bond ETF
Investment Income:
Interest income	$16,291,888
Total investment income	16,291,888
Expenses:
Investment advisory fees (See Note 6)	1,264,021
Total expenses	1,264,021
Net investment income	15,027,867

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	629,897
Futures contracts	(1,063)
Change in unrealized appreciation/(depreciation) on:
Investments	5,023,838
Futures contracts	(41,536)
Net realized and change in unrealized gain on investments	5,611,136
Net increase in net assets resulting from operations	$20,639,003

(a)	For the period March 13, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF
Statements of Changes in Net Assets

For the Period Ended December 31, 2025(a)
Increase in Net Assets due to:
Operations:
Net investment income	$15,027,867
Net realized gain	628,834
Net change in unrealized appreciation	4,982,302
Net increase in net assets resulting from operations	20,639,003

Distributions to Shareholders:
Income distribution	(15,567,940)

Capital Transactions:
Proceeds from shares sold	482,814,396
Change in net assets from capital transactions	482,814,396
Change in net assets	487,885,459

Net Assets:
Beginning of period	—
End of period	$487,885,459

Share Transactions:
Shares sold	19,300,000
Net increase in shares outstanding	19,300,000

(a)	For the period March 13, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF
Financial Highlights

(For a share outstanding during each period)

	For the Period Ended December 31, 2025(a)
Net asset value, beginning of period	$25.00

Income from investment operations:
Net investment income	0.89
Net realized and unrealized gain on investments	0.31
Total from investment operations	1.20

Less distributions to shareholders from:
Net investment income	(0.92)

Net asset value, end of period	$25.28

Total Return(b)	4.83	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$487,885
Ratio of expenses to average net assets	0.39	%(d)
Ratio of net investment income to average net assets	4.63	%(d)
Portfolio turnover	67	%(c)(e)

(a)	For the period March 13, 2025 (commencement of operations) to December 31, 2025.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 8)

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF
Notes to the Financial Statements

December 31, 2025

NOTE 1. ORGANIZATION

Sterling Capital Enhanced Core Bond ETF (the “Fund”) was organized as a diversified series of Capitol Series Trust (the “Trust”) at a meeting of the Board of Trustees (the “Board”) held on December 10-11, 2025. The Trust is an open-end investment management company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2023 (the “Trust Agreement”). The Trust Agreement permits the Board to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Sterling Capital Management, LLC (the “Adviser”). The Fund’s investment objective is to seek high level current income and competitive total return.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not aﬀect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Oﬃcer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that aﬀect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could diﬀer from those estimates.

Sterling Capital Enhanced Core Bond ETF
Notes to the Financial Statements (continued)

December 31, 2025

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute suﬃcient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous tax year end and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). The Adviser has agreed to pay all regular and recurring expenses of the Fund under terms of the management agreement.

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date, interest income is recorded on an accrual basis and includes the amortization of premium or accretion of discount based on the eﬀective yield.

Dividends and Distributions – The Fund intends to distribute its net investment income, if any, monthly and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may diﬀer from their ultimate treatment for federal income tax purposes. These diﬀerences are caused primarily by diﬀerences

Sterling Capital Enhanced Core Bond ETF
Notes to the Financial Statements (continued)

December 31, 2025

in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such diﬀerences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no eﬀect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

Sterling Capital Enhanced Core Bond ETF
Notes to the Financial Statements (continued)

December 31, 2025

The inputs used to measure fair value may fall into diﬀerent levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq Oﬃcial Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Sterling Capital Enhanced Core Bond ETF
Notes to the Financial Statements (continued)

December 31, 2025

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$144,569,767	$—	$144,569,767
Corporate Bonds	—	145,302,724	—	145,302,724
Preferred Stocks	977,214	—	—	977,214
U.S. Government & Agencies	—	137,328,105	—	137,328,105
U.S. Treasury Bonds & Notes	—	57,008,230	—	57,008,230
Total	$977,214	$484,208,826	$—	$485,186,040

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts (a)	(41,536)	—	—	$(41,536)
Total	$(41,536)	$—	$—	$(41,536)

(a)	The amount shown represents the unrealized appreciation/(depreciation).

The Fund did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. DERIVATIVE INSTRUMENTS RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates. Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives may be used to increase or decrease exposure to the following risk:

Interest Rate Risk: Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Sterling Capital Enhanced Core Bond ETF
Notes to the Financial Statements (continued)

December 31, 2025

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterpart.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts – The Fund may invest in futures contracts to hedge or manage risks associated with the Fund’s investments or to obtain market exposure in an eﬀort to generate returns. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the diﬀerence between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an oﬀsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts.

NOTE 5. DERIVATIVE TRANSACTIONS

The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2025, and the eﬀect of derivative instruments on the Statement of Operations for the period ended December 31, 2025.

At December 31, 2025:

	Assets	Liabilities
Contract Type/Primary Risk Exposure	Unrealized appreciation on futures contracts*	Unrealized depreciation on futures contracts*
Interest Rate Contracts	$—	$(41,536)

*	Includes cumulative appreciation/(depreciation), as reported in the Schedule of Futures Contracts.

Sterling Capital Enhanced Core Bond ETF
Notes to the Financial Statements (continued)

December 31, 2025

For the period ended December 31, 2025:

Location	Interest Rate Contracts
Net Realized gain (loss) from:
Futures contracts	$(1,063)

Change in unrealized appreciation/depreciation on:
Futures Contracts	$(41,536)

The following table summarizes the average ending monthly notional value of derivatives outstanding during the period ended December 31, 2025:

Derivatives	Average Ending Monthly Notional Value
Long Futures	$9,391,047

The following table provides a summary of oﬀsetting financial liabilities and derivatives and the eﬀect of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2025:

				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged*	Net Amount
Futures Contracts	$(41,536)	$—	$(41,536)	$—	$41,536	$—

*	Any over-collateralization of total financial instruments is not shown. Collateral amounts can be found on the Statement of Assets and Liabilities as cash held for futures contract transactions.

NOTE 6. FEESAND OTHER TRANSACTIONS WITHAFFILIATESAND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the investment advisory agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.39% of the Fund’s average daily

Sterling Capital Enhanced Core Bond ETF
Notes to the Financial Statements (continued)

December 31, 2025

net assets. Pursuant to its Agreement, the Adviser has agreed to pay all other expenses of the Fund, except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1.

For the period ended December 31, 2025, the Adviser earned a fee of $1,264,021 from the Fund. At December 31, 2025, the Fund owed the Adviser $203,781 relating to the Adviser fee.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an aﬃliate of Ultimus, provides a Chief Compliance Oﬃcer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved by the Board.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings. The oﬃcers of the Trust are employees of Ultimus.

Northern Lights Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is an aﬃliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

NOTE 7. PURCHASES AND SALES OF SECURITIES

For the period ended December 31, 2025, purchases and sales of investment securities, other than short-term investments and long-term U.S. government obligations, were $293,154,286 and $65,107,823, respectively.

For the period ended December 31, 2025, purchases and sales of long-term U.S. government obligations were $375,188,115 and $175,208,879, respectively.

Sterling Capital Enhanced Core Bond ETF

Notes to the Financial Statements (continued)

December 31, 2025

NOTE 8. CAPITAL SHARES TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”. Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee of $250 per transaction may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). An additional variable charge of 2.00% for cash redemptions or redemptions may also be imposed to compensate the Fund for the costs associated with selling the applicable securities. The Fund may adjust these fees from time to time based on actual experience. (“Variable Charge”, and together with the Fixed Fee, the “Transaction Fees”). For the period ended December 31, 2025, the Fund received $0 and $0 in Fixed Fees and Variable Charges, respectively.

NOTE 9. FEDERAL TAX INFORMATION

At December 31, 2025, the net unrealized appreciation/(depreciation) and tax cost of investments for tax purposes were as follows:

Net Tax
		Gross Tax	Gross Tax	Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Sterling Capital Enhanced Core Bond ETF	$480,568,446	$6,552,867	$(1,935,273)	$4,617,594

The tax character of distributions paid for the fiscal year ended December 31, 2025 is as follows:

2025
Distributions paid from:
Ordinary income(a)	15,567,940
Long-term capital gains	—

Sterling Capital Enhanced Core Bond ETF

Notes to the Financial Statements (continued)

December 31, 2025

2025
Tax return of capital	—
Total distributions paid	15,567,940

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$453,469
Undistributed long-term capital gains	—
Unrealized appreciation on investments	4,617,594
Total accumulated earnings	$5,071,063

For Federal income tax purposes, the cost of securities owned at December 31, 2025, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales, derivative transactions and other temporary differences, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

NOTE 10. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 11. MATERIAL EVENTS

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of the Adviser, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that the Adviser will continue to operate as a standalone entity indirectly owned by Guardian,

Sterling Capital Enhanced Core Bond ETF

Notes to the Financial Statements (continued)

December 31, 2025

which will in turn be indirectly owned by Desjardins. To provide continuity and stability, the Adviser’s team of management and senior professionals are currently expected to continue servicing the Adviser’s clients, including the Fund, after Closing.

NOTE 12. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure other than the following:

At a meeting held on October 23, 2025, the Board of the Trust approved a proposed Agreement and Plan of Reorganization (the “Reorganization”) of the Fund into a fund of the same name, a newly created series of Sterling Capital Funds (the “Acquiring Fund”), whereby the Acquiring Fund will acquire the assets and assume the liabilities of the Fund. The proposed Reorganization is subject to shareholder approval and certain other conditions. The Adviser will continue to serve as the adviser of the Acquiring Fund following the Reorganization. The Acquiring Fund will have the same investment objective and substantially similar principal investment strategies and principal risks as the Fund. The same portfolio managers of the Fund will continue to be responsible for the day-to-day management of the Acquiring Fund. The management fee and expense ratio of the Acquiring Fund are expected to be the same as those of the Fund.

The proposed Reorganization will occur by transferring all of the assets and liabilities of the Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund. As a result, shareholders of the Fund will become shareholders of the Acquiring Fund and will receive shares of the Acquiring Fund with a value equal to the aggregate net asset value of their shares of the Fund held immediately prior to the Reorganization. The proposed Reorganization is expected to be a tax-free transaction for federal income tax purposes. The Board of the Trust has determined that the Reorganization is in the best interests of the Fund and its shareholders, and that the interests of the Fund’s shareholders will not be diluted as a result of the Reorganization. Shareholders of record of the Fund will receive a Proxy Statement/Prospectus which contains more information with respect to the proposed Reorganization. The Reorganization is expected to occur in March 2026.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Sterling Capital Enhanced Core Bond ETF and
Board of Trustees of Capitol Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and futures contracts, of Sterling Capital Enhanced Core Bond ETF (the “Fund”), a series of Capitol Series Trust, as of December 31, 2025, and the related statements of operations and changes in net assets, the financial highlights for the period from March 13, 2025 (commencement of operations) through December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations, the changes in net assets, and the financial highlights for the period from March 13, 2025 (commencement of operations) through December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Sterling Capital Management LLC since 2019.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 25, 2026

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 0% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Fund designates approximately 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2025 ordinary income dividends, 0% qualifies for the corporate dividends received deduction.

For the period ended December 31, 2025, the Fund designated $0 as long-term capital gain distributions.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not Applicable.

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not Applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	3/05/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	3/05/2026

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	3/05/2026